JPMorgan Active Growth ETF
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 96.9%
Aerospace & Defense — 2.7%
BWX Technologies, Inc.	168,173	34,389,697
GE Aerospace	197,143	55,943,269
Howmet Aerospace, Inc.	144,712	33,350,328
Rocket Lab Corp. *	165,215	10,610,107
RTX Corp.	440,791	85,028,584
TransDigm Group, Inc.	4,675	5,418,138
		224,740,123
Automobiles — 3.5%
Tesla, Inc. *	765,007	284,391,352
Beverages — 1.1%
Coca-Cola Co. (The)	733,272	55,765,336
Monster Beverage Corp. *	453,564	32,865,247
		88,630,583
Biotechnology — 5.7%
AbbVie, Inc.	163,855	35,636,824
Alnylam Pharmaceuticals, Inc. *	169,007	55,919,346
Amgen, Inc.	99,470	34,998,520
Gilead Sciences, Inc.	698,235	97,313,012
Insmed, Inc. *	712,323	116,479,057
Natera, Inc. *	375,476	75,091,445
Neurocrine Biosciences, Inc. *	270,053	35,576,782
Nuvalent, Inc., Class A *	144,754	14,830,047
uniQure NV (Netherlands) *	115,132	1,882,408
		467,727,441
Broadline Retail — 3.7%
Alibaba Group Holding Ltd., ADR (China)	285,204	35,781,694
Amazon.com, Inc. *	1,270,200	264,544,554
MercadoLibre, Inc. (Brazil) *	2,172	3,755,431
Sea Ltd., ADR (Singapore) *	3,868	320,309
		304,401,988
Building Products — 0.6%
Trane Technologies plc	118,373	49,330,764
Capital Markets — 2.9%
Charles Schwab Corp. (The)	489,161	45,971,351
Goldman Sachs Group, Inc. (The)	146,854	124,237,015
Interactive Brokers Group, Inc., Class A	374,386	25,110,069
Intercontinental Exchange, Inc.	141,182	22,205,105
Robinhood Markets, Inc., Class A *	303,437	21,028,184
		238,551,724
Communications Equipment — 1.4%
Ciena Corp. *	233,861	90,791,856
Lumentum Holdings, Inc. *	32,322	22,714,609
		113,506,465

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Construction & Engineering — 1.5%
Comfort Systems USA, Inc.	30,460	42,004,035
Quanta Services, Inc.	154,020	84,560,061
		126,564,096
Consumer Staples Distribution & Retail — 2.2%
Casey's General Stores, Inc.	44,072	32,078,246
Dollar General Corp.	114,935	13,646,233
Performance Food Group Co. *	255,185	21,859,147
Walmart, Inc.	938,447	116,630,193
		184,213,819
Electrical Equipment — 1.6%
AMETEK, Inc.	177,307	38,007,528
GE Vernova, Inc.	104,354	91,090,607
		129,098,135
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	272,873	34,477,504
Celestica, Inc. (Canada) *	64,366	18,130,615
Teledyne Technologies, Inc. *	42,523	25,726,840
		78,334,959
Energy Equipment & Services — 0.5%
TechnipFMC plc (United Kingdom)	566,056	39,131,451
Entertainment — 1.9%
Live Nation Entertainment, Inc. *	108,342	16,523,238
Netflix, Inc. *	790,197	75,977,442
ROBLOX Corp., Class A *	126,495	7,154,557
Spotify Technology SA *	50,701	24,585,422
Take-Two Interactive Software, Inc. *	163,541	32,299,348
		156,540,007
Financial Services — 2.8%
Berkshire Hathaway, Inc., Class B *	99,239	47,555,329
Mastercard, Inc., Class A	337,525	168,647,741
Rocket Cos., Inc., Class A *	697,331	9,936,967
Visa, Inc., Class A	8,087	2,444,215
		228,584,252
Ground Transportation — 0.4%
Uber Technologies, Inc. *	33,827	2,433,176
Union Pacific Corp.	114,442	27,765,918
		30,199,094
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	330,791	33,962,312
Intuitive Surgical, Inc. *	79,667	36,725,690
		70,688,002
Health Care Providers & Services — 0.9%
Cencora, Inc.	103,127	32,396,316

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Providers & Services — continued
Hims & Hers Health, Inc. * (a)	75,326	1,563,768
McKesson Corp.	44,671	38,656,496
		72,616,580
Hotels, Restaurants & Leisure — 1.9%
Booking Holdings, Inc.	13,350	56,207,772
DoorDash, Inc., Class A *	195,045	29,286,007
Hilton Worldwide Holdings, Inc.	102,140	31,058,731
McDonald's Corp.	140,169	43,563,123
		160,115,633
Household Durables — 0.5%
DR Horton, Inc.	84,993	11,662,739
Garmin Ltd.	90,064	20,895,749
Somnigroup International, Inc.	145,410	10,748,707
		43,307,195
Household Products — 0.3%
Procter & Gamble Co. (The)	194,619	28,110,768
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	77,460	11,644,562
Industrial Conglomerates — 1.1%
3M Co.	595,203	86,441,332
Insurance — 0.2%
Progressive Corp. (The)	95,242	18,880,774
Interactive Media & Services — 10.4%
Alphabet, Inc., Class C	1,936,518	555,509,553
Meta Platforms, Inc., Class A	494,027	282,647,668
Reddit, Inc., Class A *	83,311	11,217,826
		849,375,047
IT Services — 1.9%
Cloudflare, Inc., Class A *	65,094	13,431,496
International Business Machines Corp.	292,723	70,953,128
Shopify, Inc., Class A (Canada) *	115,513	13,702,152
Snowflake, Inc., Class A *	208,499	31,445,819
Twilio, Inc., Class A *	211,225	26,576,330
		156,108,925
Life Sciences Tools & Services — 0.7%
IQVIA Holdings, Inc. *	101,670	17,338,802
Mettler-Toledo International, Inc. *	10,012	12,627,134
Thermo Fisher Scientific, Inc.	53,301	26,199,041
		56,164,977
Machinery — 1.2%
Deere & Co.	98,308	55,376,896
ITT, Inc.	223,782	42,637,185
		98,014,081

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Metals & Mining — 0.2%
Freeport-McMoRan, Inc.	254,843	14,979,672
Oil, Gas & Consumable Fuels — 1.6%
Cheniere Energy, Inc.	14,702	4,171,840
EOG Resources, Inc.	208,978	30,211,949
Exxon Mobil Corp.	358,897	60,890,465
Williams Cos., Inc. (The)	503,786	36,665,545
		131,939,799
Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	333,483	20,225,744
Eli Lilly & Co.	163,308	150,205,799
Johnson & Johnson	523,197	127,890,275
Merck & Co., Inc.	603,154	72,553,394
		370,875,212
Real Estate Management & Development — 0.3%
CBRE Group, Inc., Class A *	176,550	23,915,463
Semiconductors & Semiconductor Equipment — 18.0%
Advanced Micro Devices, Inc. *	173,533	35,301,818
Analog Devices, Inc.	65,932	20,975,607
Broadcom, Inc.	1,014,483	313,992,633
Lam Research Corp.	143,092	30,573,037
NVIDIA Corp.	4,939,507	861,450,021
ON Semiconductor Corp. *	490,872	30,394,794
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	306,431	103,558,356
Teradyne, Inc.	128,262	38,024,553
Texas Instruments, Inc.	214,222	41,589,059
		1,475,859,878
Software — 7.0%
AppLovin Corp., Class A *	56,750	22,586,500
Crowdstrike Holdings, Inc., Class A *	53,801	21,004,448
Figma, Inc., Class A *	82,267	1,739,124
HubSpot, Inc. *	51,599	12,595,316
Intuit, Inc.	97,708	42,246,985
Microsoft Corp.	1,074,225	397,645,868
Oracle Corp.	217,569	32,006,576
Palantir Technologies, Inc., Class A *	31,393	4,592,168
Palo Alto Networks, Inc. *	203,028	32,549,449
ServiceNow, Inc. *	68,116	7,121,528
		574,087,962
Specialty Retail — 1.7%
AutoZone, Inc. *	10,920	36,885,358
Carvana Co., Class A *	66,803	21,001,527
TJX Cos., Inc. (The)	314,624	50,245,453
Ulta Beauty, Inc. *	56,598	29,584,340
Wayfair, Inc., Class A *	61,803	4,648,204
		142,364,882

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — 8.9%
Apple, Inc.	2,722,384	690,913,835
Western Digital Corp.	140,361	37,966,247
		728,880,082
Tobacco — 1.1%
Philip Morris International, Inc.	537,834	88,925,474
Total Common Stocks (Cost $7,272,607,747)		7,947,242,553
Short-Term Investments — 3.1%
Investment Companies — 3.1%
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (b) (c) (Cost $255,138,488)	255,064,079	255,089,585
Investment of Cash Collateral from Securities Loaned — 0.0% ^
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (b) (c) (Cost $1,106,548)	1,106,548	1,106,548
Total Short-Term Investments (Cost $256,245,036)		256,196,133
Total Investments — 100.0% (Cost $7,528,852,783)		8,203,438,686
Other Assets in Excess of Liabilities — 0.0% ^		547,568
NET ASSETS — 100.0%		8,203,986,254

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2026. The total value of securities on loan at March 31, 2026 is $1,193,347.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2026.

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,203,438,686	$—	$—	$8,203,438,686

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Active Growth ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.75% (a) (b)	$—	$656,925,707	$401,738,805	$(48,414)	$(48,903)	$255,089,585	255,064,079	$941,388	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	—	300,630,363	299,523,815	—	—	1,106,548	1,106,548	312,323	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	79,016,524	415,236,672	494,253,196	—	—	—	—	3,741,213	—
Total	$79,016,524	$1,372,792,742	$1,195,515,816	$(48,414)	$(48,903)	$256,196,133		$4,994,924	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.